UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                                 AMENDMENT NO. 1

   This amendment is being filed solely to correct the information included in
       Item 6 of the Form 10-D filed on July 20, 2006 covering the monthly distribution period, defined below

   ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 20, 2006 to July 12, 2006

             Commission File Number of issuing entity: 333-130786-01
                                                       -------------------------

       J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
       ------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-130786
                                                      --------------------------

             J.P. Morgan Chase Commercial Mortgage Securities Corp.
             ------------------------------------------------------
              (Exact name of depositor as specified in its charter)

                     JPMorgan Chase Bank, N.A. and CIBC Inc.
                     ---------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                    --------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   20-5302818
                                   20-5302777
                                   ----------
                      (I.R.S. Employer Identification No.)

       c/o LaSalle Bank National Association
             135 South LaSalle Street
                 Chicago, Illinois                     60603
  ----------------------------------------------    ----------
  (Address of principal executive offices of the    (Zip Code)
                  issuing entity)

                                  312-904-7323
                                  ------------
                     (Telephone number, including area code)

                                       N/A
                                       ---
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                                                                                Name of
                                                                              exchange (If
Title of class               Section 12(b)   Section 12(g)   Section 15(d)   Section 12(b))
--------------------------   -------------   -------------   -------------   --------------
Classes A-1, A-3,                 |_|             |_|             |X|        ___________
A-4, A-SB, A-1A, A-M, A-J,
X-1, X-2, B, C, and D

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes |X|     No |_|

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

Item 3. Sales of Securities and Use of Proceeds.

Item 4. Defaults Upon Senior Securities.

Item 5. Submission of Matters to a Vote of Security Holders.

Item 6. Significant Obligors of Pool Assets.
With respect to the mortgaged property securing the Warner Building loan, which mortgaged property is a significant obligor, the net operating income for the first quarter of 2006 is $5,850,901.

Item 8. Other Information.

Item 9. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:      March 28, 2007    J.P. Morgan Chase Commercial Mortgage Securities
                              Corp.



                              By:
                                   /s/ Bianca Russo
                                   ---------------------------------------------
                                   Bianca Russo
                                   Vice President/Secretary